INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF INCOME TAXES

The reconciliation of income taxes computed at the PRC statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	Three months ended
	June 30,
	2021	2020
PRC statutory tax rate	25%	25%
Computed expected benefits	22,418	51,815
Temporary differences	(39,459)	(103,932)
Permanent difference	1,478	-
Changes in valuation allowance	26,288	55,476
Income tax expense	$10,725	$3,359

The reconciliation of income taxes computed at the PRC federal statutory tax rate applicable to the PRC, to income tax expenses are as follows:

	2021	2020
PRC statutory tax rate	25%	25%
Computed expected benefits	$(891,076)	$(241,137)
Temporary differences	(50,911)	(15,205)
Permanent difference	56,227	3,732
Changes in valuation allowance	911,627	268,680
Reported income tax expense	$25,867	$16,070